Income Taxes	6 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
INCOME TAXES

NOTE 15 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

Cayman Islands

Huadi International is incorporated in Cayman Island as an offshore holding company. Under the current laws of the Cayman Islands, Huadi International is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Yongqiang Tuoxing is incorporated in British Virgin Islands as an offshore holding company. Under the current laws of the British Virgin Islands, Yongqiang Tuoxing is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

HK Beach is established in Hong Kong. Under the current Hong Kong Inland Revenue Ordinance, companies are subject to 16.5% income tax or on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the Company’s Hong Kong subsidiary, HK Beach, the first HK$2.0 million assessable profits will be subject to an 8.25% lower tax rate and the remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018 and 2019, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. HK Beach is nominated by the Company as the entity to apply the two-tiered rates among the group for the assessment years of 2026, 2025 and 2024.

PRC

Wenzhou Hongshun is established in PRC and is subject to statutory income tax rate at 25%.

Huadi Steel, the Company’s main operating subsidiary in PRC, was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from fiscal year 2022, and the HNTE certificate was renewed on December 29, 2025. Thus, Huadi Steel is eligible for a 15% preferential tax rate from fiscal year 2022 to fiscal year 2028. As of March 31, 2026, the tax years ended December 31, 2020 through December 31, 2025 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

Huadi Songyang is established in PRC and is subject to statutory income tax rate at 25%.

Income taxes for the six months ended March 31, 2026 and 2025 are attributed to the Company’s continuing operations in China and consisted of:

	2026	2025
Current income tax expense	$-	$-
Deferred income tax benefit	(201,535)	(85,255)
Total income tax benefit	$(201,535)	$(85,255)

Income tax expense reconciliation are as follows:

	2026	2025
(Loss) Income before taxes	$(1,307,264)	$65,530
PRC EIT tax rates	25%	25%
Tax at the PRC EIT tax rates	$(326,816)	16,383
Difference due to preferential tax	62,847	(40,266)
Rate differences in various jurisdictions	80,154	73,310
Tax effect of R&D expenses deduction	(122,856)	(160,183)
Tax effect of non-deductible expenses	15,591	14,529
Changes in valuation allowance	89,545	10,972
Income tax expenses (benefits)	$(201,535)	$(85,255)

Deferred tax assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets at March 31, 2026 and September 30, 2025 are presented below:

	March 31, 2026	September 30, 2025
Deferred tax assets:
Allowance for expected credit losses	$170,448	$214,752
Allowance for bad debt	83,976	116,747
Impairment on long-term investment	181,213	175,588
Loss carryforward	1,070,672	665,998
DTA allowance	(223,824)	(128,751)
Total	$1,282,485	$1,044,334

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2026 and September 30, 2025 the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consist of the following:

	March 31, 2026	September 30, 2025
Income tax payable	$3,012,118	$2,918,611
VAT and tax payable (receivable)	(267,306)	42,562
Total tax payable	$2,744,812	$2,961,173